PRAIRIE INSTITUTIONAL FUNDS
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


March 22, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Prairie Institutional Funds (the "Fund")
         REGISTRATION FILE NOS. 33-56247; 811-7235

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement, which is the Fund's most recent amendment; and

(2) the text of Post-Effective Amendment No. 3 was filed electronically on March 18, 1996.

PRAIRIE INSTITUTIONAL FUNDS



By:  /S/ ROBERT L. TUCH
    Robert L. Tuch,
     Assistant Secretary